Significant Accounting Policies (Schedule Of Goodwill Activity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies[Abstract]
Gross Goodwill	$ 133,735	$ 133,735	$ 133,735
Accumulated Impairment Loss	(33,438)	(33,438)
Net Goodwill	$ 100,297	$ 100,297	$ 133,735